Supplemental Disclosure of Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Entity Information [Line Items]
Cash paid for interest expense	$ 48,646	$ 42,348	$ 47,801
Cash paid from income taxes - continuing operations	32,937	1,103	559
Non-cash investing activities:
Accrual for estimated shortfall loans to SVH	0	0	4,697
Non-cash financing activities:
Capital leases assumed in acquisitions	179	14,896	0
LIN Television
Entity Information [Line Items]
Cash paid for interest expense	48,646	42,348	47,801
Cash paid from income taxes - continuing operations	32,937	1,103	559
Non-cash investing activities:
Accrual for estimated shortfall loans to SVH			4,697
Non-cash financing activities:
Capital leases assumed in acquisitions	$ 179	$ 14,896